Related Party Transactions (Details) - 401(k) Savings Plan and Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Current Value	$ 117,583,839	$ 99,305,158
Accounting and administrative services	$ 41,151
Company | Company stock
Related Party Transactions
Shares purchased	47,506
Shares purchased at cost	$ 801,030
Shares sold	85,616
Proceeds from shares sold	$ 1,557,378
Number of Units/Shares	645,509	704,117
Current Value	$ 12,587,426	$ 12,519,200
Dividends received	172,432
Old Second National Bank
Related Party Transactions
Accounting and administrative services	0
Accounting and administrative services paid by trustee	$ 107,155